Related Party Balance and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Parents of the Mr. Tse Shing Fung (a) and Mr. Tse Tsz Tun (b) [Member]
Schedule of Related Party Transactions [Line Items]
Office rental to related parties	$ 12,308	$ 12,308	$ 12,308
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Office rental to related parties	12,308	12,308	12,308
Advances from (Repayment to) related parties	(1,142,786)	1,922,564	(340,250)
Mr. Tse Shing Fung (a) [Member]
Schedule of Related Party Transactions [Line Items]
Advances from (Repayment to) related parties	(571,393)	961,282	(170,125)
Mr. Tse Tsz Tun (b) [Member]
Schedule of Related Party Transactions [Line Items]
Advances from (Repayment to) related parties	$ (571,393)	$ 961,282	$ (170,125)